Distribution Date:	04/17/25	Morgan Stanley Capital I Trust 2017-H1
Determination Date:	04/11/25
Next Distribution Date:	05/16/25
Record Date:	03/31/25	Commercial Mortgage Pass-Through Certificates
Series 2017-H1
Servicer Revision - April 2025
The dsitribution date statement has been revised to include an additional curtailment for Loan 30312498.

Table of Contents				Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Morgan Stanley Capital I Inc.
Certificate Factor Detail	3		General Information Number	(212) 761-4000	cmbs_notices@morganstanley.com
Certificate Interest Reconciliation Detail	4		1585 Broadway | New York, NY 10036 | United States
		Master Servicer	Midland Loan Services, a Division of PNC Bank, National
Additional Information	5		Association
Bond / Collateral Reconciliation - Cash Flows	6		Executive Vice President - Division Head	(913) 253-9000	askmidlandls.com
Bond / Collateral Reconciliation - Balances	7		10851 Mastin Street, Suite 300 | Overland Park, KS 66210 | United States
Current Mortgage Loan and Property Stratification	8-12	Special Servicer	Argentic Services Company LP
Mortgage Loan Detail (Part 1)	13-14		Andrew Hundertmark	(469) 609-2001	ahundertmark@argenticservices.com
			500 North Central Expressway, Suite 261 | Plano, TX 75074 | United States
Mortgage Loan Detail (Part 2)	15-16
		Operating Trust Advisor	BellOak, LLC
Principal Prepayment Detail	17
			Attention: Reporting		Reporting@belloakadvisors.com
Historical Detail	18		200 N. Pacific Coast Highway, Suite 1400 | El Segundo, CA 90245 | United States
Delinquency Loan Detail	19	Asset Representations	BellOak, LLC
Collateral Stratification and Historical Detail	20	Reviewer
			Attention: Reporting		Reporting@belloakadvisors.com
Specially Serviced Loan Detail - Part 1	21
			200 N. Pacific Coast Highway, Suite 1400 | El Segundo, CA 90245 | United States
Specially Serviced Loan Detail - Part 2	22
		Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Modified Loan Detail	23		Bank, N.A.
Historical Liquidated Loan Detail	24		Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
					trustadministrationgroup@computershare.com
Historical Bond / Collateral Loss Reconciliation Detail	25		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Interest Shortfall Detail - Collateral Level	26
Supplemental Notes	27

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 27

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	61691JAQ7	1.954000%	34,500,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	61691JAR5	3.089000%	88,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-SB	61691JAS3	3.304000%	50,200,000.00	14,403,145.11	1,050,511.30	39,656.66	0.00	0.00	1,090,167.96	13,352,633.81	35.13%	30.00%
A-3	61691JAT1	3.153000%	41,900,000.00	33,761,845.80	1,495,157.08	88,709.25	0.00	0.00	1,583,866.33	32,266,688.72	35.13%	30.00%
A-4	61691JAU8	3.259000%	245,000,000.00	245,000,000.00	0.00	665,379.17	0.00	0.00	665,379.17	245,000,000.00	35.13%	30.00%
A-5	61691JAV6	3.530000%	303,306,000.00	303,306,000.00	0.00	892,225.15	0.00	0.00	892,225.15	303,306,000.00	35.13%	30.00%
A-S	61691JAY0	3.773000%	69,479,000.00	69,479,000.00	0.00	218,453.56	0.00	0.00	218,453.56	69,479,000.00	27.54%	23.63%
B	61691JAZ7	4.075000%	54,493,000.00	54,493,000.00	0.00	185,049.15	0.00	0.00	185,049.15	54,493,000.00	21.59%	18.63%
C	61691JBA1	4.281000%	51,769,000.00	51,769,000.00	0.00	184,685.91	0.00	0.00	184,685.91	51,769,000.00	15.94%	13.88%
D	61691JAC8	2.546000%	38,123,000.00	38,123,000.00	0.00	80,884.30	0.00	0.00	80,884.30	38,123,000.00	11.78%	10.38%
E-RR	61691JAF1	4.842244%	23,182,000.00	23,182,000.00	0.00	93,544.08	0.00	0.00	93,544.08	23,182,000.00	9.24%	8.25%
F-RR	61691JAH7	4.842244%	24,522,000.00	24,522,000.00	0.00	98,951.25	0.00	0.00	98,951.25	24,522,000.00	6.57%	6.00%
G-RR	61691JAK0	4.842244%	20,435,000.00	20,435,000.00	0.00	82,459.37	0.00	0.00	82,459.37	20,435,000.00	4.33%	4.13%
H-RR	61691JBC7	4.842244%	17,710,000.00	17,710,000.00	0.00	132,972.34	0.00	0.00	132,972.34	17,710,000.00	2.40%	2.50%
J-RR	61691JBE3	4.842244%	27,247,186.00	21,965,524.51	0.00	235,378.90	0.00	0.00	235,378.90	21,965,524.51	0.00%	0.00%
V	61691JAM6	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	61691JAN4	0.000000%	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,089,866,186.01	918,149,515.42	2,545,668.38	2,998,349.09	0.00	0.00	5,544,017.47	915,603,847.04

X-A	61691JAW4	1.450353%	762,906,000.00	596,470,990.91	0.00	720,911.34	0.00	0.00	720,911.34	593,925,322.53
X-B	61691JAX2	0.825956%	175,741,000.00	175,741,000.00	0.00	120,962.01	0.00	0.00	120,962.01	175,741,000.00
X-D	61691JAA2	2.296244%	38,123,000.00	38,123,000.00	0.00	72,949.75	0.00	0.00	72,949.75	38,123,000.00
Notional SubTotal			976,770,000.00	810,334,990.91	0.00	914,823.10	0.00	0.00	914,823.10	807,789,322.53

Deal Distribution Total					2,545,668.38	3,913,172.19	0.00	0.00	6,458,840.57

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 27

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	61691JAQ7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	61691JAR5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-SB	61691JAS3	286.91524124	20.92651992	0.78997331	0.00000000	0.00000000	0.00000000	0.00000000	21.71649323	265.98872131
A-3	61691JAT1	805.77197613	35.68393986	2.11716587	0.00000000	0.00000000	0.00000000	0.00000000	37.80110573	770.08803628
A-4	61691JAU8	1,000.00000000	0.00000000	2.71583335	0.00000000	0.00000000	0.00000000	0.00000000	2.71583335	1,000.00000000
A-5	61691JAV6	1,000.00000000	0.00000000	2.94166667	0.00000000	0.00000000	0.00000000	0.00000000	2.94166667	1,000.00000000
A-S	61691JAY0	1,000.00000000	0.00000000	3.14416673	0.00000000	0.00000000	0.00000000	0.00000000	3.14416673	1,000.00000000
B	61691JAZ7	1,000.00000000	0.00000000	3.39583341	0.00000000	0.00000000	0.00000000	0.00000000	3.39583341	1,000.00000000
C	61691JBA1	1,000.00000000	0.00000000	3.56750005	0.00000000	0.00000000	0.00000000	0.00000000	3.56750005	1,000.00000000
D	61691JAC8	1,000.00000000	0.00000000	2.12166671	0.00000000	0.00000000	0.00000000	0.00000000	2.12166671	1,000.00000000
E-RR	61691JAF1	1,000.00000000	0.00000000	4.03520317	0.00000000	0.00000000	0.00000000	0.00000000	4.03520317	1,000.00000000
F-RR	61691JAH7	1,000.00000000	0.00000000	4.03520308	0.00000000	0.00000000	0.00000000	0.00000000	4.03520308	1,000.00000000
G-RR	61691JAK0	1,000.00000000	0.00000000	4.03520284	0.00000000	0.00000000	0.00000000	0.00000000	4.03520284	1,000.00000000
H-RR	61691JBC7	1,000.00000000	0.00000000	7.50831959	(3.47311632)	0.00000000	0.00000000	0.00000000	7.50831959	1,000.00000000
J-RR	61691JBE3	806.15754265	0.00000000	8.63864988	(5.38564056)	56.22401484	0.00000000	0.00000000	8.63864988	806.15754265
V	61691JAM6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	61691JAN4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	61691JAW4	781.84073911	0.00000000	0.94495435	0.00000000	0.00000000	0.00000000	0.00000000	0.94495435	778.50393434
X-B	61691JAX2	1,000.00000000	0.00000000	0.68829704	0.00000000	0.00000000	0.00000000	0.00000000	0.68829704	1,000.00000000
X-D	61691JAA2	1,000.00000000	0.00000000	1.91353645	0.00000000	0.00000000	0.00000000	0.00000000	1.91353645	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 27

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-SB	03/01/25 - 03/30/25	30	0.00	39,656.66	0.00	39,656.66	0.00	0.00	0.00	39,656.66	0.00
A-3	03/01/25 - 03/30/25	30	0.00	88,709.25	0.00	88,709.25	0.00	0.00	0.00	88,709.25	0.00
A-4	03/01/25 - 03/30/25	30	0.00	665,379.17	0.00	665,379.17	0.00	0.00	0.00	665,379.17	0.00
A-5	03/01/25 - 03/30/25	30	0.00	892,225.15	0.00	892,225.15	0.00	0.00	0.00	892,225.15	0.00
X-A	03/01/25 - 03/30/25	30	0.00	720,911.34	0.00	720,911.34	0.00	0.00	0.00	720,911.34	0.00
X-B	03/01/25 - 03/30/25	30	0.00	120,962.01	0.00	120,962.01	0.00	0.00	0.00	120,962.01	0.00
X-D	03/01/25 - 03/30/25	30	0.00	72,949.75	0.00	72,949.75	0.00	0.00	0.00	72,949.75	0.00
A-S	03/01/25 - 03/30/25	30	0.00	218,453.56	0.00	218,453.56	0.00	0.00	0.00	218,453.56	0.00
B	03/01/25 - 03/30/25	30	0.00	185,049.15	0.00	185,049.15	0.00	0.00	0.00	185,049.15	0.00
C	03/01/25 - 03/30/25	30	0.00	184,685.91	0.00	184,685.91	0.00	0.00	0.00	184,685.91	0.00
D	03/01/25 - 03/30/25	30	0.00	80,884.30	0.00	80,884.30	0.00	0.00	0.00	80,884.30	0.00
E-RR	03/01/25 - 03/30/25	30	0.00	93,544.08	0.00	93,544.08	0.00	0.00	0.00	93,544.08	0.00
F-RR	03/01/25 - 03/30/25	30	0.00	98,951.25	0.00	98,951.25	0.00	0.00	0.00	98,951.25	0.00
G-RR	03/01/25 - 03/30/25	30	0.00	82,459.37	0.00	82,459.37	0.00	0.00	0.00	82,459.37	0.00
H-RR	03/01/25 - 03/30/25	30	61,261.69	71,463.45	0.00	71,463.45	(61,508.89)	0.00	0.00	132,972.34	0.00
J-RR	03/01/25 - 03/30/25	30	1,671,943.11	88,635.35	0.00	88,635.35	(146,743.55)	0.00	0.00	235,378.90	1,531,946.19
V	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Totals			1,733,204.80	3,704,919.75	0.00	3,704,919.75	(208,252.44)	0.00	0.00	3,913,172.19	1,531,946.19

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 27

	Additional Information
Total Available Distribution Amount (1)	6,458,840.57
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 27

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	3,733,229.56	Master Servicing Fee	7,254.92
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	4,901.90
Interest Adjustments	0.00	Trustee Fee	0.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	395.31
ARD Interest	0.00	Operating Advisor Fee	659.40
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	158.13
Extension Interest	0.00	Pari Passu Loan Primary Servicing Fee	227.31
Interest Reserve Withdrawal	0.00
Total Interest Collected	3,733,229.56	Total Fees	13,596.97

Principal		Expenses/Reimbursements
Scheduled Principal	974,239.81	Reimbursement for Interest on Advances	(5.79)
Unscheduled Principal Collections		ASER Amount	(148,634.03)
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	18,228.31
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	(63,128.07)
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	1,571,428.57	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	2,545,668.38	Total Expenses/Reimbursements	(193,539.58)

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	3,913,172.19
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	2,545,668.38
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	6,458,840.57
Total Funds Collected	6,278,897.94	Total Funds Distributed	6,278,897.96

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 27

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	918,149,515.42	918,149,515.42	Beginning Certificate Balance	918,149,515.42
(-) Scheduled Principal Collections	974,239.81	974,239.81	(-) Principal Distributions	2,545,668.38
(-) Unscheduled Principal Collections	1,571,428.57	1,571,428.57	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	915,603,847.04	915,603,847.04	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	918,865,887.20	918,865,887.20	Ending Certificate Balance	915,603,847.04
Ending Actual Collateral Balance	916,469,153.76	916,469,153.76

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.84%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 27

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	7	62,205,308.55	6.79%	25	5.1272	NAP	Defeased	7	62,205,308.55	6.79%	25	5.1272	NAP
5,000,000 or less	5	20,327,660.48	2.22%	21	4.9651	1.606458	1.30 or less	13	185,729,111.81	20.28%	6	5.2382	0.880215
5,000,001 to 10,000,000	14	101,823,581.93	11.12%	24	4.8659	1.542257	1.31 to 1.40	3	44,902,318.27	4.90%	23	4.8510	1.338971
10,000,001 to 15,000,000	6	78,482,688.06	8.57%	19	4.9880	2.013080	1.41 to 1.50	3	56,325,610.33	6.15%	25	4.9895	1.444398
15,000,001 to 20,000,000	7	122,009,168.15	13.33%	22	4.9418	1.452860	1.51 to 1.60	3	77,073,120.15	8.42%	23	4.6238	1.529662
20,000,001 to 35,000,000	7	182,604,817.70	19.94%	18	4.8627	2.046393	1.61 to 1.80	5	124,651,261.04	13.61%	25	4.2799	1.677022
35,000,001 to 50,000,000	4	175,640,775.17	19.18%	16	4.6242	1.656782	1.81 to 2.00	7	104,970,059.74	11.46%	24	4.5957	1.937410
50,000,001 or greater	3	172,509,847.00	18.84%	25	4.1341	2.012732	2.01 to 2.25	3	58,306,850.09	6.37%	25	4.3657	2.066652
Totals	53	915,603,847.04	100.00%	21	4.7215	1.793374	2.26 to 2.50	1	9,853,030.07	1.08%	25	5.2260	2.360000
							2.51 or greater	8	191,587,176.99	20.92%	25	4.4578	2.911576
							Totals	53	915,603,847.04	100.00%	21	4.7215	1.793374
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 8 of 27

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	7	62,205,308.55	6.79%	25	5.1272	NAP
							Defeased	7	62,205,308.55	6.79%	25	5.1272	NAP
Alaska	1	8,199,343.88	0.90%	23	5.7300	2.660000
							Industrial	4	47,407,642.61	5.18%	24	4.8962	1.901705
Arizona	1	20,140,476.48	2.20%	23	4.7300	1.350000
							Lodging	8	94,240,472.70	10.29%	10	5.5655	1.159838
California	6	86,155,724.22	9.41%	23	4.7027	1.929941
							Mixed Use	9	21,461,598.31	2.34%	24	4.8294	1.442357
Colorado	4	59,709,361.60	6.52%	0	5.3126	1.044351
							Multi-Family	4	80,686,796.27	8.81%	24	4.4679	3.086550
Delaware	10	36,913,430.07	4.03%	24	4.4372	2.883555
							Office	20	344,653,833.29	37.64%	19	4.6796	1.560688
Florida	1	9,853,030.07	1.08%	25	5.2260	2.360000
							Other	13	55,706,547.69	6.08%	24	3.8117	1.702136
Georgia	2	8,040,745.89	0.88%	23	5.2882	2.443099
							Retail	16	204,265,146.54	22.31%	24	4.5761	2.039104
Indiana	1	13,500,000.00	1.47%	24	4.0000	3.650000
							Self Storage	1	4,992,068.59	0.55%	25	4.7100	1.860000
Maryland	2	7,787,433.44	0.85%	25	4.9899	1.156575
							Totals	82	915,603,847.04	100.00%	21	4.7215	1.793374
Michigan	6	44,535,276.03	4.86%	24	4.8495	1.311910

Minnesota	1	351,806.17	0.04%	24	3.7950	1.710000

Nevada	1	5,095,772.10	0.56%	25	4.8700	1.930000

New Jersey	2	60,290,245.93	6.58%	24	4.6417	1.829511

New York	10	194,979,429.84	21.30%	25	4.5748	1.684596

North Carolina	2	13,444,558.27	1.47%	23	4.7596	1.066567

Ohio	1	15,316,473.02	1.67%	23	5.1860	1.960000

Pennsylvania	4	72,301,731.83	7.90%	20	4.7671	1.899784

Tennessee	1	9,434,921.30	1.03%	26	4.3500	2.080000

Texas	7	84,907,907.90	9.27%	26	4.2727	2.349155

Utah	2	20,280,256.13	2.21%	24	4.0823	1.859239

Virginia	1	30,456,792.97	3.33%	25	4.8600	1.420000

Washington	8	50,839,146.57	5.55%	(4)	4.8957	1.216286

Wisconsin	1	880,242.29	0.10%	24	3.7950	1.710000

Totals	82	915,603,847.04	100.00%	21	4.7215	1.793374

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 27

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	7	62,205,308.55	6.79%	25	5.1272	NAP	Defeased	7	62,205,308.55	6.79%	25	5.1272	NAP
	4.0000% or less	2	68,500,000.00	7.48%	24	3.8354	2.092336	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.0001% to 4.5000%	9	257,592,052.70	28.13%	25	4.2972	2.420492	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.5001% to 5.0000%	19	304,300,338.59	33.23%	23	4.7531	1.592364	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	5.0001% or greater	16	223,006,147.20	24.36%	11	5.3276	1.280065	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	53	915,603,847.04	100.00%	21	4.7215	1.793374	49 months or greater	46	853,398,538.49	93.21%	20	4.6920	1.800851
								Totals	53	915,603,847.04	100.00%	21	4.7215	1.793374
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 27

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	7	62,205,308.55	6.79%	25	5.1272	NAP	Defeased	7	62,205,308.55	6.79%	25	5.1272	NAP
	59 months or less	46	853,398,538.49	93.21%	20	4.6920	1.800851	Interest Only	13	375,729,088.04	41.04%	21	4.4070	2.067323
60 months to 98 months		0	0.00	0.00%	0	0.0000	0.000000	300 months or less	33	477,669,450.45	52.17%	20	4.9161	1.591247
99 months to 108 months		0	0.00	0.00%	0	0.0000	0.000000	301 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	109 months or greater	0	0.00	0.00%	0	0.0000	0.000000	Totals	53	915,603,847.04	100.00%	21	4.7215	1.793374
	Totals	53	915,603,847.04	100.00%	21	4.7215	1.793374
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 27

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	7	62,205,308.55	6.79%	25	5.1272	NAP			No outstanding loans in this group
Underwriter's Information		1	13,997,752.69	1.53%	25	4.3240	1.970000
	12 months or less	42	732,936,796.17	80.05%	22	4.6644	1.853482
	13 months to 24 months	3	106,463,989.63	11.63%	10	4.9298	1.416278
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	53	915,603,847.04	100.00%	21	4.7215	1.793374
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 12 of 27

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1	30312462	RT	The Woodlands	TX	Actual/360	4.085%	228,646.53	0.00	0.00	N/A	06/01/27	--	65,000,000.00	65,000,000.00	03/01/25
2A1	30312466	OF	New York	NY	Actual/360	4.324%	156,607.99	66,718.78	0.00	05/06/27	05/06/32	--	42,059,977.34	41,993,258.56	04/06/25
2A3	30312468				Actual/360	4.324%	52,202.66	22,239.60	0.00	05/06/27	05/06/32	--	14,019,992.29	13,997,752.69	04/06/25
3	30312470	98	Various	Various	Actual/360	3.795%	179,735.42	0.00	0.00	04/06/27	04/06/28	--	55,000,000.00	55,000,000.00	04/06/25
4	30312475	OF	Uniondale	NY	Actual/360	4.550%	206,027.55	74,285.74	0.00	N/A	06/01/27	--	52,584,132.74	52,509,847.00	03/01/25
5	30312476	OF	New York	NY	Actual/360	4.666%	200,897.22	0.00	0.00	N/A	03/06/27	--	50,000,000.00	50,000,000.00	03/06/25
7	30312478	OF	Secaucus	NJ	Actual/360	4.358%	159,479.72	0.00	0.00	N/A	04/06/27	--	42,500,000.00	42,500,000.00	04/06/25
8	30312479	OF	Seattle	WA	Actual/360	5.155%	182,654.97	0.00	0.00	N/A	05/06/24	--	41,147,516.61	41,147,516.61	03/06/25
9A1	30312480	LO	Denver	CO	Actual/360	5.770%	114,657.82	34,771.82	0.00	N/A	05/06/24	05/06/25	23,076,433.04	23,041,661.22	04/06/25
9A2	30312481				Actual/360	5.770%	55,128.65	16,818.95	0.00	N/A	05/06/24	05/06/25	11,095,384.78	11,078,565.83	04/06/25
10	30312483	OF	Norfolk	VA	Actual/360	4.860%	127,706.58	58,518.51	0.00	N/A	05/06/27	--	30,515,311.48	30,456,792.97	04/06/25
12	30312485	MF	Riverside	CA	Actual/360	4.940%	120,801.24	70,961.63	0.00	N/A	02/06/27	--	28,397,836.60	28,326,874.97	04/06/25
13	30312486	OF	Bala Cynwyd	PA	Actual/360	5.080%	119,281.71	53,842.47	0.00	N/A	07/05/26	--	27,267,854.53	27,214,012.06	05/05/24
14	30312488	MF	Newark	DE	Actual/360	4.266%	108,092.74	0.00	0.00	N/A	05/06/27	--	29,425,000.00	29,425,000.00	04/06/25
15	30312489	RT	Avondale	AZ	Actual/360	4.730%	82,260.30	55,737.35	0.00	N/A	03/01/27	--	20,196,213.83	20,140,476.48	04/01/25
16	30312491	RT	Elverson	PA	Actual/360	4.500%	93,000.00	0.00	0.00	N/A	05/06/27	--	24,000,000.00	24,000,000.00	04/06/25
17	30312492	LO	Tinton Falls	NJ	Actual/360	5.320%	81,680.46	39,589.37	0.00	N/A	04/06/27	--	17,829,835.30	17,790,245.93	04/06/25
18	30312493	LO	Jamaica	NY	Actual/360	5.523%	86,903.87	31,636.09	0.00	N/A	05/06/27	--	18,272,791.05	18,241,154.96	03/06/25
19	30312495	RT	New York	NY	Actual/360	4.972%	84,558.53	0.00	0.00	N/A	03/06/27	--	19,750,000.00	19,750,000.00	04/06/25
20	30312496	RT	Grand Blanc	MI	Actual/360	5.160%	75,665.54	31,476.39	0.00	N/A	03/06/27	--	17,029,003.31	16,997,526.92	03/06/25
21	30312497	OF	Thousand Oaks	CA	Actual/360	4.450%	70,699.39	26,883.53	0.00	N/A	04/06/27	--	18,450,003.68	18,423,120.15	04/06/25
22	30312498	MU	New York	NY	Actual/360	4.750%	39,471.18	1,571,428.57	0.00	N/A	05/06/27	--	9,650,000.00	8,078,571.43	03/06/25
23	30312499	MU	New York	NY	Actual/360	4.750%	35,380.90	0.00	0.00	N/A	05/06/27	--	8,650,000.00	8,650,000.00	04/06/25
24	30312500	IN	Bridgeville	PA	Actual/360	4.630%	68,564.81	24,034.17	0.00	N/A	05/06/27	--	17,197,333.28	17,173,299.11	04/06/25
25	30312501	OF	Highlands Ranch	CO	Actual/360	4.920%	70,254.73	24,045.47	0.00	N/A	01/05/26	--	16,582,548.49	16,558,503.02	04/05/25
26	30312502	IN	Miamisburg	OH	Actual/360	5.186%	68,525.23	28,240.25	0.00	N/A	03/06/27	--	15,344,713.27	15,316,473.02	04/06/25
27	30312503	LO	Various	Various	Actual/360	5.730%	71,263.53	38,618.68	0.00	N/A	03/06/27	--	14,442,871.45	14,404,252.77	03/06/25
28	30312504	LO	Seaside	OR	Actual/360	5.060%	55,587.81	36,742.50	0.00	N/A	04/06/27	--	12,757,626.43	12,720,883.93	04/06/25

© 2021 Computershare. All rights reserved. Confidential.															Page 13 of 27

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
29	30312505	LO	San Carlos	CA	Actual/360	5.750%	62,933.93	26,241.90	0.00	N/A	01/05/27	--	12,710,358.67	12,684,116.77	04/05/25
30	30312506	MF	Fort Wayne	IN	Actual/360	4.000%	46,500.00	0.00	0.00	N/A	04/06/27	--	13,500,000.00	13,500,000.00	04/06/25
31	30312507	RT	Fontana	CA	Actual/360	4.490%	49,559.37	0.00	0.00	N/A	05/01/27	--	12,818,000.00	12,818,000.00	04/01/25
32	30312508	OF	Davie	FL	Actual/360	5.226%	44,420.43	17,810.72	0.00	N/A	05/06/27	--	9,870,840.79	9,853,030.07	04/06/25
33	30312509	OF	West Hills	CA	Actual/360	4.695%	44,472.08	0.00	0.00	N/A	05/06/27	--	11,000,000.00	11,000,000.00	04/06/25
34	30312510	MF	Chattanooga	TN	Actual/360	4.350%	35,393.67	13,889.70	0.00	N/A	06/06/27	--	9,448,811.00	9,434,921.30	04/06/25
35	30312511	RT	Huntersville	NC	Actual/360	4.700%	34,183.21	13,375.88	0.00	N/A	05/06/27	--	8,446,092.36	8,432,716.48	03/06/25
36	30312512	RT	Thorndale	PA	Actual/360	5.480%	36,554.59	13,300.47	0.00	N/A	06/01/27	--	7,746,439.37	7,733,138.90	04/01/25
37	30312513	IN	Novi	MI	Actual/360	5.130%	35,565.43	11,831.71	0.00	N/A	04/06/27	--	8,051,031.96	8,039,200.25	04/06/25
38	30312514	Various Wilmington		DE	Actual/360	5.110%	33,013.99	14,276.12	0.00	N/A	12/05/26	--	7,502,706.19	7,488,430.07	04/05/25
39	30312515	IN	West Valley City	UT	Actual/360	4.642%	27,540.31	11,096.50	0.00	N/A	04/06/27	--	6,889,766.73	6,878,670.23	04/06/25
40	30312516	LO	Ocean City	MD	Actual/360	5.220%	29,405.21	11,815.78	0.00	N/A	05/06/27	--	6,541,760.23	6,529,944.45	10/06/24
41	30312517	RT	Spring	TX	Actual/360	4.790%	27,169.04	11,087.42	0.00	N/A	04/06/27	--	6,586,876.95	6,575,789.53	04/06/25
42	30312518	RT	Various	MI	Actual/360	4.990%	25,376.81	11,085.51	0.00	N/A	05/06/27	--	5,905,779.74	5,894,694.23	04/06/25
47	30312523	IN	Dublin	OH	Actual/360	4.625%	23,486.86	9,418.07	0.00	N/A	06/06/27	--	5,897,310.06	5,887,891.99	04/06/25
48	30312524	RT	Ann Arbor	MI	Actual/360	4.816%	24,302.07	0.00	0.00	N/A	04/06/27	--	5,860,000.00	5,860,000.00	04/06/25
49	30312525	SS	Colorado Springs	CO	Actual/360	4.710%	20,286.86	9,829.00	0.00	N/A	05/06/27	--	5,001,897.59	4,992,068.59	04/06/25
50	30312526	RT	Las Vegas	NV	Actual/360	4.870%	21,406.34	8,741.23	0.00	N/A	05/06/27	--	5,104,513.33	5,095,772.10	04/06/25
51	30312527	MF	Worcester	MA	Actual/360	4.918%	20,296.45	9,219.63	0.00	N/A	03/06/27	--	4,792,612.78	4,783,393.15	04/06/25
52	30312528	RT	Nags Head	NC	Actual/360	4.860%	21,008.24	8,048.16	0.00	N/A	11/05/26	--	5,019,889.95	5,011,841.79	04/05/25
53	30312529	LO	Grand Prairie	TX	Actual/360	5.107%	21,067.23	8,818.67	0.00	N/A	05/06/27	--	4,790,516.39	4,781,697.72	04/06/25
54	30312530	LO	York	PA	Actual/360	4.830%	16,336.48	13,405.71	0.00	N/A	09/05/25	--	3,927,826.37	3,914,420.66	04/05/25
55	30312531	RT	Plano	TX	Actual/360	5.100%	18,096.93	7,693.18	0.00	N/A	03/01/27	--	4,120,742.43	4,113,049.25	04/01/25
56	30312532	RT	San Angelo	TX	Actual/360	5.190%	11,311.55	4,594.76	0.00	N/A	05/06/27	--	2,531,019.02	2,526,424.26	04/06/25
58	30312534	MH	Yuma	AZ	Actual/360	4.920%	7,805.40	3,498.39	0.00	N/A	05/06/27	--	1,842,344.01	1,838,845.62	04/06/25
Totals							3,733,229.56	2,545,668.38	0.00				918,149,515.42	915,603,847.04
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 14 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	18,737,216.00	19,905,862.00	01/01/24	09/30/24	--	0.00	0.00	228,366.67	228,366.67	0.00	0.00
2A1	18,712,350.72	18,715,950.72	01/01/24	12/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
2A3	18,712,350.72	18,715,950.72	01/01/24	12/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
3	0.00	14,958,046.59	10/01/23	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
4	5,437,331.91	5,582,420.90	01/01/24	09/30/24	--	0.00	0.00	279,747.28	279,747.28	0.00	0.00
5	11,637,301.31	2,830,065.04	01/01/24	03/31/24	--	0.00	0.00	200,681.94	200,681.94	0.00	0.00
7	4,054,777.72	3,792,806.14	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
8	0.00	1,036,068.65	01/01/24	03/31/24	09/06/24	11,690,953.07	51,846.13	130,631.68	130,631.68	0.00	0.00
9A1	3,403,663.00	4,239,158.51	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
9A2	3,403,663.00	4,239,158.51	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
10	3,373,410.55	3,446,854.98	07/01/23	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
12	6,280,664.50	6,753,810.02	10/01/23	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
13	1,231,512.79	1,968,627.71	01/01/24	12/31/24	12/11/24	15,551,690.26	689,691.97	223,756.05	1,213,392.24	888,103.43	0.00
14	3,815,460.89	4,383,422.93	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
15	3,959,441.93	3,799,487.56	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
16	2,539,027.88	7,121,870.05	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
17	254,297.21	2,486,234.13	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
18	0.00	0.00	--	--	--	0.00	0.00	118,461.28	118,461.28	0.00	0.00	Full Defeasance
19	1,149,963.61	1,381,642.06	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
20	1,593,828.93	1,671,652.58	01/01/24	12/31/24	--	0.00	0.00	106,665.35	106,665.35	0.00	0.00
21	1,225,646.47	1,896,718.10	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
22	698,679.14	692,307.50	01/01/24	12/31/24	--	0.00	0.00	39,429.63	39,429.63	0.00	0.00
23	607,426.28	670,095.70	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
24	1,991,360.86	2,181,617.73	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
25	825,865.78	1,041,803.18	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
26	2,455,488.34	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
27	0.00	25,807,125.28	01/01/24	12/31/24	--	0.00	0.00	109,820.03	109,820.03	0.00	0.00
28	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
29	411,884.89	(248,248.57)	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
30	1,600,467.02	2,146,190.27	10/01/23	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
31	1,718,336.66	1,716,063.60	01/01/24	12/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
32	1,588,826.14	1,829,001.97	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
33	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
34	1,238,978.19	1,285,417.82	01/01/24	12/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
35	603,583.88	576,721.25	01/01/24	12/31/24	--	0.00	0.00	47,177.26	47,177.26	0.00	0.00
36	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
37	972,395.55	970,051.27	07/01/23	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
38	713,759.97	699,543.34	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
39	1,252,741.42	1,153,682.81	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
40	644,409.51	624,471.03	01/01/24	09/30/24	--	0.00	0.00	41,148.04	247,159.76	0.00	0.00
41	639,962.30	805,443.58	01/01/24	12/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
42	0.00	887,147.71	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
47	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
48	441,540.35	(49,835.67)	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
49	744,385.25	684,094.54	01/01/24	12/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
50	817,595.37	780,486.33	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
51	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
52	488,487.88	498,277.90	01/01/24	12/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
53	403,162.72	352,130.01	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
54	329,702.19	521,106.37	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
55	733,981.60	830,403.66	01/01/24	12/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
56	361,510.96	348,079.20	10/01/23	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
58	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
Totals	131,806,441.39	175,728,985.71				27,242,643.33	741,538.10	1,525,885.21	2,721,533.12	888,103.43	0.00

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		Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
22	30312498	1,571,428.57	Partial Liquidation (Curtailment)	0.00	0.00
Totals		1,571,428.57		0.00	0.00
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
04/17/25	0	0.00	0	0.00	2	33,743,956.51	1	12,684,116.77	1	27,214,012.06	0	0.00	1	1,571,428.57	0	0.00	4.721533%	4.704329%	21
03/17/25	0	0.00	0	0.00	2	33,809,614.76	1	12,710,358.67	1	27,267,854.53	0	0.00	0	0.00	0	0.00	4.721849%	4.704651%	22
02/18/25	1	6,903,478.91	0	0.00	2	33,889,345.45	1	12,742,547.00	1	27,332,983.06	0	0.00	1	789,338.39	0	0.00	4.722176%	4.704977%	23
01/17/25	0	0.00	1	6,568,059.95	1	27,386,307.36	1	12,768,501.02	1	27,386,307.36	0	0.00	0	0.00	0	0.00	4.722810%	4.705614%	24
12/17/24	1	6,579,705.17	0	0.00	1	27,439,399.41	1	12,794,327.16	1	27,439,399.41	0	0.00	0	0.00	0	0.00	4.723071%	4.705873%	25
11/18/24	0	0.00	0	0.00	1	27,496,123.33	1	12,822,063.93	1	27,496,123.33	0	0.00	0	0.00	0	0.00	4.723351%	4.706151%	26
10/18/24	0	0.00	0	0.00	1	27,548,737.09	1	12,847,626.17	1	27,548,737.09	2	34,447,490.03	2	884,005.07	0	0.00	4.723608%	4.706407%	27
09/17/24	0	0.00	0	0.00	1	27,605,000.10	1	12,875,108.77	1	27,605,000.10	0	0.00	0	0.00	0	0.00	4.705765%	4.688567%	28
08/16/24	0	0.00	0	0.00	1	27,657,139.66	1	12,900,409.65	1	27,657,139.66	0	0.00	0	0.00	1	6,155,828.58	4.706017%	4.688817%	29
07/17/24	0	0.00	0	0.00	1	27,709,052.13	1	12,925,585.88	1	27,709,052.13	0	0.00	0	0.00	0	0.00	4.707082%	4.689909%	30
06/17/24	0	0.00	0	0.00	1	27,764,639.34	1	12,952,696.70	1	27,764,639.34	0	0.00	0	0.00	0	0.00	4.707347%	4.690173%	31
05/17/24	0	0.00	0	0.00	1	27,816,083.61	1	12,977,615.31	1	27,816,083.61	0	0.00	0	0.00	0	0.00	4.707592%	4.690417%	32
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

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					Delinquency Loan Detail
		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
1	30312462	03/01/25	0	B	228,366.67	228,366.67	0.00	65,000,000.00
4	30312475	03/01/25	0	B	279,747.28	279,747.28	0.00	52,584,132.74
5	30312476	03/06/25	0	B	200,681.94	200,681.94	0.00	50,000,000.00
8	30312479	03/06/25	0	5	130,631.68	130,631.68	0.00	41,147,516.61	03/20/24	2
13	30312486	05/05/24	10	6	223,756.05	1,213,392.24	1,072,226.04	27,816,083.61	11/16/21	7			12/29/22
18	30312493	03/06/25	0	B	118,461.28	118,461.28	0.00	18,272,791.05
20	30312496	03/06/25	0	B	106,665.35	106,665.35	303.23	17,029,003.31
22	30312498	03/06/25	0	B	39,429.63	39,429.63	0.00	8,078,571.43
27	30312503	03/06/25	0	B	109,820.03	109,820.03	0.00	14,442,871.45
35	30312511	03/06/25	0	B	47,177.26	47,177.26	0.00	8,446,092.36
40	30312516	10/06/24	5	6	41,148.04	247,159.76	294.44	6,603,786.84	12/20/24	1
Totals					1,525,885.21	2,721,533.12	1,072,823.71	309,420,849.40
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
			3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		41,147,517	0	41,147,517		0
0 - 6 Months		38,034,648	38,034,648	0		0
7 - 12 Months		16,558,503	16,558,503	0		0
13 - 24 Months		358,518,357	318,620,228	0		39,898,129
25 - 36 Months		405,353,811	398,823,867	6,529,944		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		55,991,011	55,991,011	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Apr-25	915,603,847	881,859,891	0	0	6,529,944	27,214,012
Mar-25	918,149,515	843,192,384	0	0	47,689,277	27,267,855
Feb-25	919,337,527	837,397,186	6,903,479	0	47,703,879	27,332,983
Jan-25	921,091,883	845,200,661	0	6,568,060	41,936,855	27,386,307
Dec-24	922,052,785	888,033,681	6,579,705	0	0	27,439,399
Nov-24	923,082,639	895,586,516	0	0	0	27,496,123
Oct-24	924,035,053	896,486,316	0	0	0	27,548,737
Sep-24	925,927,033	862,948,760	0	0	35,373,273	27,605,000
Aug-24	926,881,907	821,854,063	0	0	77,370,704	27,657,140
Jul-24	933,988,557	828,848,498	0	0	77,431,007	27,709,052
Jun-24	935,018,976	829,758,117	0	0	77,496,220	27,764,639
May-24	935,970,827	830,598,788	0	0	77,555,955	27,816,084
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
8	30312479	41,147,516.61	41,147,516.61	149,800,000.00	02/12/25	925,121.65	1.10000	03/31/24	05/06/24	I/O
13	30312486	27,214,012.06	27,816,083.61	17,050,000.00	06/25/24	1,837,829.12	0.88000	12/31/24	07/05/26	264
40	30312516	6,529,944.45	6,603,786.84	11,300,000.00	02/27/17	518,431.79	1.05000	09/30/24	05/06/27	264
Totals		74,891,473.12	75,567,387.06	178,150,000.00		3,281,382.56

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Specially Serviced Loan Detail - Part 2

Servicing
	Property			Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
8	30312479	OF	WA	03/20/24	2

4/11/2025 - The loan transferred to Special Servicing effective 3/20/2024 for imminent maturity default. The Loan matured on 5/6/24. The loan is secured by 7 office buildings located in Seattle, WA and comprises 1,082,617 SF. Portfolio occupancy as of Jan uary 2025 was 60%. A December 2024 site inspection found the assets in good overall condition. One of three pari passu loans. The Borrower indicated that they would be unable to close the previously agreed to modification and submitted a new proposal. The new proposal was viewed unacceptable, and the special servicer commenced remedies. A receiver was appointed in March 2025. The special servicer is continuing discussions with the Borrower while also evaluating rights and remedies as outlined under the lo an agreement.

13	30312486	OF	PA	11/16/21	7

4/11/2025 - Asset transferred to ASC from LNR Partners LLC effective June 24, 2022. The borrower indicated it no longer wanted to remain in title and cooperated with an orderly transition of title to the lender. The Special Servicer completed a

DIL trans action and took title to the property 12/29/2022. Special Servicer is working with local brokerage team to execute on new leases and key renewals. A total of 27,588 SF (20.7% NRA) of leases have been signed since 12/29/2022.

40	30312516	LO	MD	12/20/24	1

4/11/2025 - Loan transferred to special servicing effective December 20, 2024, upon non-collection of the November and December 2024 payments. The Loan has triggered cash management, and the FF&E reserve was not appropriately funded as required under the loan agreement. Borrower and Lender have verbally agreed upon the terms of a loan modification which would fund the FF&E reserve and ensure full compliance with the loan agreement provisions. The modification is expected to be documented in the near term with the loan''s return to master servicing following shortly thereafter.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
9A1	30312480	25,664,771.51	5.27000%	25,628,052.99	5.27000%	9	09/06/20	09/06/20	11/24/20
9A1	30312480	0.00	5.27000%	0.00	5.77000%	9	08/26/24	08/26/24	10/03/24
9A2	30312481	12,357,112.45	5.27000%	12,339,433.17	5.27000%	9	09/06/20	09/06/20	11/24/20
9A2	30312481	0.00	5.27000%	0.00	5.77000%	9	08/26/24	08/26/24	10/03/24
17	30312492	19,669,971.81	5.32000%	19,638,812.31	5.32000%	8	12/16/20	12/16/20	01/15/21
18	30312493	19,807,611.29	5.52300%	19,780,235.86	5.52300%	10	09/16/20	09/16/20	12/02/20
22	30312498	9,650,000.00	4.75000%	9,650,000.00	4.75000%	10	05/11/21	02/06/21	06/09/21
23	30312499	8,650,000.00	4.75000%	8,650,000.00	4.75000%	10	05/11/21	12/06/20	06/08/21
25	30312501	0.00	4.92000%	0.00	4.92000%	8	11/10/22	11/10/22	07/10/23
29	30312505	13,947,006.00	5.75000%	13,947,006.00	5.75000%	10	08/26/21	--	08/26/21
41	30312517	0.00	4.79000%	0.00	4.79000%	8	11/17/21	06/30/20	11/17/21
43	30312519	0.00	4.81000%	0.00	4.81000%	8	06/05/20	06/05/20	07/28/20
44	30312520	6,515,589.10	5.58700%	6,515,589.10	5.58700%	8	06/01/20	06/01/20	07/06/20
46	30312522	0.00	4.83000%	0.00	4.83000%	8	09/01/20	09/01/20	11/04/20
50	30312526	5,553,643.88	4.87000%	5,546,786.13	4.87000%	8	07/31/20	07/31/20	08/28/20
54	30312530	4,547,372.86	4.83000%	4,536,543.95	4.83000%	10	10/05/20	10/05/20	01/07/21
Totals		126,363,078.90		126,232,459.51
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
11	30312484 01/18/24	30,217,480.33	55,260,000.00	26,625,366.72	854,229.39	26,260,115.29	25,405,885.90	4,811,594.43	0.00	164,560.35	4,647,034.08	13.66%
44	30312520 06/17/22	6,315,737.02	8,900,000.00	7,998,726.92	1,713,181.17	7,998,726.92	6,285,545.75	30,191.27	0.00	30,191.27	0.00	0.00%
45	30312521 06/17/21	6,077,904.04	6,400,000.00	6,601,407.83	1,219,571.41	6,601,407.83	5,381,836.42	696,067.62	0.00	64,716.43	631,351.19	9.78%
Current Period Totals		0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals		42,611,121.39	70,560,000.00	41,225,501.47	3,786,981.97	40,860,250.04	37,073,268.07	5,537,853.32	0.00	259,468.05	5,278,385.27

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
11	30312484	08/16/24	0.00	0.00	4,647,034.08	0.00	0.00	(164,560.35)	0.00	0.00	4,647,034.08
		01/18/24	0.00	0.00	4,811,594.43	0.00	0.00	4,811,594.43	0.00	0.00
44	30312520	04/17/24	0.00	0.00	0.00	0.00	0.00	(30,191.27)	0.00	0.00	0.00
		06/17/22	0.00	0.00	30,191.27	0.00	0.00	30,191.27	0.00	0.00
45	30312521	12/16/22	0.00	0.00	631,351.19	0.00	0.00	(61,440.18)	0.00	0.00	634,627.44
		06/17/21	0.00	0.00	696,067.62	0.00	0.00	696,067.62	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.00	5,278,385.27	0.00	0.00	5,281,661.52	0.00	0.00	5,281,661.52

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
8	0.00	0.00	8,858.15	0.00	0.00	(97,698.09)	0.00	0.00	0.00	0.00	0.00	0.00
9A1	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	(9,935.69)
9A2	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	(4,777.18)
13	0.00	0.00	5,870.16	0.00	0.00	(50,935.94)	0.00	0.00	0.00	0.00	0.00	0.00
15	0.00	0.00	0.00	0.00	(33,809.50)	0.00	0.00	0.00	0.00	0.00	0.00	0.00
18	0.00	0.00	0.00	0.00	1,185.40	0.00	0.00	0.00	0.00	0.00	0.00	0.00
21	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.84	0.00	0.00	0.00
22	0.00	0.00	0.00	0.00	(7,958.01)	0.00	0.00	0.00	0.00	0.00	0.00	0.00
25	0.00	0.00	0.00	0.00	943.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
29	0.00	0.00	0.00	0.00	(16,943.44)	0.00	0.00	0.00	0.00	0.00	0.00	0.00
40	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
50	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	(6.63)	0.00	0.00	0.00
51	0.00	0.00	0.00	0.00	295.16	0.00	0.00	0.00	0.00	0.00	0.00	0.00
54	0.00	0.00	0.00	0.00	(6,840.68)	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	18,228.31	0.00	(63,128.07)	(148,634.03)	0.00	0.00	(5.79)	0.00	0.00	(14,712.87)
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		(208,252.45)

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Supplemental Notes
None

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